Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Prepayments of Flight Equipment	Movements in prepayments on flight equipment during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Prepayments on flight equipment at beginning of period	$3,806,602	$4,586,848
Prepayments and additions during the period, net	1,463,929	244,937
Interest paid and capitalized during the period, net	125,944	104,191
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,820,288)	(1,129,374)
Prepayments on flight equipment at end of period	$3,576,187	$3,806,602

Unrecorded Unconditional Purchase Obligations Disclosure
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2023:

	2024	2025	2026	2027	2028	Thereafter	Total
	(U.S. Dollars in millions)
Purchase obligations (a)	$7,220.9	$5,817.1	$2,859.9	$1,551.0	$254.7	$162.1	$17,865.7
(a)As of December 31, 2023, we had commitments to purchase 338 aircraft (including ten purchase and leaseback transactions), 37 engines and eight helicopters through 2029. The timing of our purchase obligations is based on current estimates and incorporates expected delivery delays into the table above. In addition, we have the right to reschedule the delivery dates of certain of our aircraft to future dates.